Income Taxes - Reconciliation of the U.S. federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal tax (expense) benefit at statutory rate	21.00%	0.00%	0.00%
State tax, net of federal benefit	0.80%	0.00%	0.00%
Foreign rate differential	(1.60%)	0.00%	0.00%
Net impact of noncontrolling interest and non-partnership operations on partnership outside basis	(11.20%)	0.00%	0.00%
Change in valuation allowance	(10.60%)	0.00%	0.00%
Total income tax expense	(1.60%)	0.00%	0.00%